FINANCIAL RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Marketable securities	$ 5,257	$ 546
Impact of 10% change in value of investments on Equity	526	55
Impact of 10% change in value of investments on Comprehensive Income	526	$ 55
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10 basis point decrease in interest rates on net income	8
Impact of 10 basis point decrease in interest rates on other comprehensive income	16
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	4,314
Credit risk | AAA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,870
Credit risk | A or AA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	$ 2,050